Note 12 - Long-term Debt (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Nov. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2023
Line of Credit Facility, Remaining Borrowing Capacity		$ 1,235,898	$ 759,358
Letters of Credit Outstanding, Amount		18,582	$ 13,532
Senior Unsecured Notes [Member]
Debt Instrument, Face Amount		$ 495,519
Revolving Credit Facility [Member] | Extended Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,250,000			$ 1,750,000
Debt Instrument, Term (Year)	5 years
Debt, Weighted Average Interest Rate		6.70%	6.60%
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	1.125%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.11%
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.35%